LEASES (Details 3) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 5,065
2025	2,111
2026	1,734
2027	1,715
2028	1,749
Thereafter	2,010
Total undiscounted lease payments	14,384
Less: imputed interest	(1,558)
Present value of lease liabilities	$ 12,826